Employee Benefits - Summary of Financial Information related to Principal Plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of defined benefit plans [line items]
Employer contributions	$ (581)	$ (519)	$ (396)
Pension plans [member]
Disclosure of defined benefit plans [line items]
Beginning of year	(1,942)	(1,270)
Excess (deficit) of fair value of assets over benefit obligation at end of year	120	1,808	1,268
Effect of asset limitation and minimum funding requirement	(85)	(134)	(2)
End of year	(205)	(1,942)	(1,270)
Pension plans [member] | Change in Benefit Obligation [member]
Disclosure of defined benefit plans [line items]
Beginning of year	10,349	9,707	8,268
Current service cost	339	369	291
Net interest expense (income)	269	290	331
Employee contributions	24	26	25
Benefits paid	(450)	(467)	(770)
Past service cost	37		7
Business acquisition	2		(4)
Settlements	(34)	(115)	(2)
Foreign exchange	(95)	8	(29)
Actuarial loss (gain) on benefit obligation	(857)	531	1,590
End of year	9,584	10,349	9,707
Pension plans [member] | Changes in Fair Value [member]
Disclosure of defined benefit plans [line items]
Beginning of year	8,541	8,439	8,037
Net interest expense (income)	257	268	331
Actual return on assets (net of administrative expenses)	854	46	634
Employer contributions	405	376	249
Employee contributions	24	26	25
Benefits paid	(450)	(467)	(770)
Administrative expenses	(16)	(14)	(17)
Settlements	(34)	(105)	(2)
Foreign exchange	(117)	(28)	(48)
End of year	9,464	8,541	8,439
Pension plans [member] | Funded Status [Member]
Disclosure of defined benefit plans [line items]
Beginning of year	(1,942)	(1,270)
Excess (deficit) of fair value of assets over benefit obligation at end of year	(120)	(1,808)	(1,268)
Effect of asset limitation and minimum funding requirement	(85)	(134)	(2)
End of year	(205)	(1,942)	(1,270)
Pension plans [member] | Funded Status [Member] | Other assets [member]
Disclosure of defined benefit plans [line items]
Beginning of year	260	422
End of year	456	260	422
Pension plans [member] | Funded Status [Member] | Other liabilities [member]
Disclosure of defined benefit plans [line items]
Beginning of year	(2,202)	(1,692)
End of year	(661)	(2,202)	(1,692)
Pension plans [member] | Annual Benefit Expense [member]
Disclosure of defined benefit plans [line items]
Current service cost	339	369	291
Net interest expense (income)	23	22
Administrative expenses	14	17	14
Past service cost	37		7
Amount of settlement (gain) loss recognized		(10)
Benefit expense (income) recorded in the Consolidated Statement of Income	413	398	312
Defined contribution benefit expense	102	89	66
Pension plans [member] | Remeasurements [member]
Disclosure of defined benefit plans [line items]
Remeasurement of other long-term benefits	(1,758)	624	956
(Return) on plan assets in excess of interest income on fair value of assets	(854)	(46)	(634)
Actuarial loss (gain) on benefit obligation	(857)	531	1,590
Change in the asset limitation	(47)	139
Total benefit cost	(1,243)	1,111	1,334
Pension plans [member] | Additional Details [member]
Disclosure of defined benefit plans [line items]
Actual return on assets (net of administrative expenses)	1,095	300	948
Actuarial (gains) and losses from changes in demographic assumptions	8	(65)	(5)
Actuarial (gains) and losses from changes in financial assumptions	(973)	524	1,496
Actuarial (gains) and losses from changes in experience	108	72	99
In Scotiabank securities (stock, bonds)	60	293	392
In property occupied by Scotiabank	4	4	4
Pension plans [member] | Effect of asset ceiling [member]
Disclosure of defined benefit plans [line items]
Beginning of year	134	2	2
Net interest expense (income)	11
Remeasurement of other long-term benefits	(47)	139
Foreign exchange	(13)	(7)
End of year	85	134	2
Other benefit plans [member]
Disclosure of defined benefit plans [line items]
Beginning of year	(1,262)	(1,264)
Excess (deficit) of fair value of assets over benefit obligation at end of year	1,159	1,262	1,264
Employer contributions	(73)	(53)	(78)
End of year	(1,159)	(1,262)	(1,264)
Other benefit plans [member] | Change in Benefit Obligation [member]
Disclosure of defined benefit plans [line items]
Beginning of year	1,420	1,457	1,374
Current service cost	24	28	26
Net interest expense (income)	56	62	72
Benefits paid	(81)	(75)	(96)
Past service cost	(1)	(7)	(9)
Business acquisition	(2)	(6)	1
Settlements	(14)		(45)
Foreign exchange	(37)	(22)	14
Actuarial loss (gain) on benefit obligation	(63)	(17)	120
End of year	1,302	1,420	1,457
Other benefit plans [member] | Changes in Fair Value [member]
Disclosure of defined benefit plans [line items]
Beginning of year	158	193	240
Net interest expense (income)	13	15	23
Actual return on assets (net of administrative expenses)		(13)	(16)
Employer contributions	73	53	78
Benefits paid	(81)	(75)	(96)
Settlements	(14)		(46)
Foreign exchange	(6)	(15)	10
End of year	143	158	193
Other benefit plans [member] | Funded Status [Member]
Disclosure of defined benefit plans [line items]
Beginning of year	(1,262)	(1,264)
Excess (deficit) of fair value of assets over benefit obligation at end of year	(1,159)	(1,262)	(1,264)
End of year	(1,159)	(1,262)	(1,264)
Other benefit plans [member] | Funded Status [Member] | Other liabilities [member]
Disclosure of defined benefit plans [line items]
Beginning of year	(1,262)	(1,264)
End of year	(1,159)	(1,262)	(1,264)
Other benefit plans [member] | Annual Benefit Expense [member]
Disclosure of defined benefit plans [line items]
Current service cost	24	28	26
Net interest expense (income)	43	47	49
Past service cost	(1)	(7)	(9)
Amount of settlement (gain) loss recognized			1
Remeasurement of other long-term benefits	(6)		(5)
Benefit expense (income) recorded in the Consolidated Statement of Income	60	68	62
Defined contribution benefit expense	1	1	3
Other benefit plans [member] | Remeasurements [member]
Disclosure of defined benefit plans [line items]
Remeasurement of other long-term benefits	(57)	(4)	141
(Return) on plan assets in excess of interest income on fair value of assets		13	17
Actuarial loss (gain) on benefit obligation	(57)	(17)	124
Total benefit cost	4	65	206
Other benefit plans [member] | Additional Details [member]
Disclosure of defined benefit plans [line items]
Actual return on assets (net of administrative expenses)	13	2	7
Actuarial (gains) and losses from changes in demographic assumptions	8	(53)	(35)
Actuarial (gains) and losses from changes in financial assumptions	(63)	49	150
Actuarial (gains) and losses from changes in experience	$ (8)	(13)	$ 5
In Scotiabank securities (stock, bonds)		$ 21